File No. 333-122486


                   As filed with the SEC on May 20, 2005
                  U.S. SECURITIES AND EXCHANGE COMMISSION
                           Washington, DC 20549
                                 FORM N-14
      REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                    Pre-Effective Amendment No. __
                    Post-Effective Amendment No.  1
                                                  --
                     (Check appropriate box or boxes)

                 FEDERATED MUNICIPAL SECURITIES FUND, INC.
            (Exact Name of Registrant as Specified in Charter)

                              1-800-341-7400
                     (Area Code and Telephone Number)
                           5800 Corporate Drive
                    Pittsburgh, Pennsylvania 15237-7000
                 (Address of Principal Executive Offices)

                         George F. Magera, Esquire
                              Reed Smith LLP
                         Federated Investors Tower
                            1001 Liberty Avenue
                    Pittsburgh, Pennsylvania 15222-3779
                  (Name and Address of Agent for Service)

                                Copies to:

                        Matthew G. Maloney, Esquire
                  Dickstein Shapiro Morin & Oshinsky LLP
                             2101 L Street, NW
                         Washington, DC 20037-1526
                              (202) 828-2218

                         Charles M. Weber, Esquire
                            Quarles & Brady LLP
                         411 East Wisconsin Avenue
                        Milwaukee, Wisconsin 53202


 It is proposed that this filing will become effective immediately pursuant to Rule 485(b).


              No filing fee is due because Registrant is relying on
             Section 24(f) of the Investment Company Act of 1940, as
                                     amended


PART C.    OTHER INFORMATION.

Item 15.  Indemnification:

Indemnification is provided to Directors and officers of the Registrant pursuant to the Registrant's Articles of Incorporation and Bylaws, except where such indemnification is not permitted by law. However, the Articles of Incorporation and Bylaws do not protect the Directors or officers from liability based on willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of their office. Directors and officers of the Registrant are insured against certain liabilities, including liabilities arising under the Securities Act of 1933 (the "Act").
Insofar as indemnification for liabilities arising under the Act may be permitted to Directors, officers, and controlling persons of the Registrant by the Registrant pursuant to the Articles of Incorporation or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by Directors, officers, or controlling persons of the Registrant in connection with the successful defense of any act, suit, or proceeding) is asserted by such Directors, officers, or controlling persons in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue. Insofar as indemnification for liabilities may be permitted pursuant to
Section 17 of the Investment Company Act of 1940 for Directors, officers, or controlling persons of the Registrant by the Registrant pursuant to the Articles of Incorporation or otherwise, the Registrant is aware of the position of the Securities and Exchange Commission as set forth in Investment Company Act Release No. IC-11330. Therefore, the Registrant undertakes that in addition to complying with the applicable provisions of the Articles of Incorporation or otherwise, in the absence of a final decision on the merits by a court or other body before which the proceeding was brought, that an indemnification payment will not be made unless in the absence of such a decision, a reasonable determination based upon factual review has been made (i) by a majority vote of a quorum of non-party Directors who are not interested persons of the Registrant or
(ii) by independent legal counsel in a written opinion that the indemnitee was not liable for an act of willful misfeasance, bad faith, gross negligence, or reckless disregard of duties. The Registrant further undertakes that advancement of expenses incurred in the defense of a proceeding (upon undertaking for repayment unless it is ultimately determined that indemnification is appropriate) against an officer, Director, or controlling person of the Registrant will not be made absent the fulfillment of at least one of the following conditions: (i) the indemnitee provides security for his undertaking; (ii) the Registrant is insured against losses arising by reason of any lawful advances; or
(iii) a majority of a quorum of disinterested non-party Directors or independent legal counsel in a written opinion makes a factual determination that there is reason to believe the indemnitee will be entitled to indemnification.

Item 16.  Exhibits.

1 Conformed copy of Articles of Restatement of the Registrant (including Amendment Nos. 4-13);(20)
2     Copy of By-Laws of the Registrant (including Amendment Nos. 11-13);(20)
2.1   Copy of Amendment No. 14 to the By-Laws of the Registrant;(22)
2.2   Copy of Amendment No. 15 to the By-Laws of the Registrant;(23)
3     Not Applicable
4     Conformed Copy of the Agreement and Plan of Reorganization; *


5 Copies of Specimen Certificates for Shares of Capital Stock of the Registrant's Class A Shares, Class B Shares and Class C Shares;(16)
6     Conformed copy of Investment Advisory Contract of the Registrant;(9)
6.1 Conformed copy of Amendment to the Investment Advisory Contract of the Registrant;(21)
7     Conformed copy of Distributor's Contract of the Registrant;(12)
7.1 Conformed copy of Exhibit A to the Distributor's Contract of the Registrant;(20)
7.2 Conformed copy of Exhibit B to the Distributor's Contract of the Registrant;(20)
7.3   Conformed copy of Distributor's Contract (Class B Shares) including
      Exhibit 1 and Schedules A and B;(17)
7.4 The Registrant hereby incorporates the conformed copy of the specimen Mutual Funds Sales and Service Agreement; Mutual Funds Service Agreement; and Plan Trustee/Mutual Funds Service Agreement from Item 24(b)(6) of the Cash Trust Series II Registration Statement on Form N-1A, filed with the Commission on July 24, 1995 (File Numbers
      33-38550 and 811-6269).
7.5   Conformed copy of Amendment to Distributor's Contract of the
      Registrant;(21)
7.6   Conformed copy of Amendment to Distributor's Contract of the
      Registrant;(23)
8     Not Applicable;
9     Conformed copy of the Custodian Contract of the Registrant;(13)
9.1   Conformed copy of Custodian Fee Schedule; (17)
9.2   Conformed copy of Amendment to Custodian Contract of the Registrant;
      (21)
10    Conformed copy of the 12b-1 Distribution Plan of the Registrant;(12)
10.1 Conformed copy of Exhibit A to the 12b-1 Distribution Plan of the Registrant;(20)
10.2 The responses described in Item 23(e)(v) of Form N-1A are hereby incorporated by reference.
10.3 Conformed copy of Exhibit 1 and Schedule A to the 12b-1 Distribution Plan (Class B Shares) of the Registrant;(17)
10.4  Conformed copy of the 12b-1 Distribution Plan of the Registrant;(23)
11    Conformed copy of Opinion and Consent of Counsel regarding the legality of shares being issued; *
12    Conformed copy of Opinion regarding tax consequences of
      Reorganization; *
13 Conformed copy of Amended and Restated Agreement for Fund Accounting Services, Administrative Services, Transfer Agency Services and Custodian Services Procurement;(15)
13.1 The responses described in Item 23(e)(v) of Form N-1A are hereby incorporated by reference.
13.2  The Registrant  hereby incorporates the conformed copy of Amendment
      No. 2 to the Amended & Restated Agreement for Fund Accounting
      Services, Administrative Services, Transfer Agency Services and
      Custody Services Procurement from Item 23 (h)(v) of the Federated U.S. Government Securities: 2-5 Years Registration Statement on Form N-1A, filed with the Commission on March 30, 2004. (File Nos. 2-75769 and 811-3387).
13.3  The Registrant  hereby incorporates the conformed copy of Amendment
      No. 3 to the Amended & Restated Agreement for Fund Accounting
      Services, Administrative Services, Transfer Agency Services and
      Custody Services Procurement from Item 23 (h)(v) of the Federated U.S. Government Securities: 2-5 Years Registration Statement on Form N-1A, filed with the Commission on March 30, 2004. (File Nos. 2-75769 and 811-3387).
13.4 The Registrant hereby incorporates the conformed copy of the Second Amended and Restated Services Agreement from Item (h)(v) of the Investment Series Funds, Inc. Registration Statement on Form N-1A, filed with the Commission on January 23, 2002 (File Nos. 33-48847 and 811-07021).
13.5 Conformed Copy of Principal Shareholder Services Agreement (Class B Shares) including Exhibit 1 and Schedules A and B; (17)
13.6 Conformed Copy of Shareholder Services Agreement (Class B Shares) including Exhibit 1 and Schedule A; (17)
13.7 The Registrant hereby incorporates by reference the conformed copy of the Agreement for Administrative Services from Item 23 (h)(vi) of the Federated Index Trust Registration Statement on Form N-1A, filed with the Commission on December 30, 2003. (File Nos. 33-33852 and 811-6061).
13.8 The Registrant hereby incorporates by reference the conformed copy of the Financial Administration and Accounting Services Agreement from
      Item 23(h)(v) of the Federated Limited Duration Government Fund, Inc. Registration Statement on Form N-1A, filed with the Commission on
      April 28, 2004 (File Nos. 33-41004 and 811-6307).
14    Conformed copy of the Opinion and Consent of Counsel regarding legality of shares being registered; (2)
14.1 Conformed copy of consent of Independent Registered Public Accounting Firm, Ernst & Young LLP (Federated Municipal Securities Fund, Inc.);(25)
14.2 Conformed copy of consent of Independent Registered Public Accounting Firm, Deloitte & Touche LLP (North Track Tax Exempt Fund);(25)
15    Not Applicable;
16    Conformed copy of Power of Attorney of the Registrant;(20)
17    Form of Proxy.(24)

*     Filed electronically
2 Response is incorporated by reference to Registrant's Post-Effective Amendment No. 1 on Form S-5 filed November 29, 1976. (File Nos.
      2-57181 and 811-2677).
9 Response is incorporated by reference to Registrant's Post-Effective Amendment No. 36 on Form N-1A filed July 17, 1990. (File Nos. 2-57181 and 811-2677).
12 Response is incorporated by reference to Registrant's Post-Effective Amendment No. 42 on Form N-1A filed May 25, 1994. (File Nos. 2-57181 and 811-2677).
13 Response is incorporated by reference to Registrant's Post-Effective Amendment No. 45 on Form N-1A filed May 25, 1995. (File Nos. 2-57181 and 811-2677).
15 Response is incorporated by reference to Registrant's Post-Effective Amendment No. 48 on Form N-1A filed May 28, 1996. (File Nos. 2-57181 and 811-2677).
16 Response is incorporated by reference to Registrant's Post-Effective Amendment No. 50 on Form N-1A filed May 29, 1997. (File Nos. 2-57181 and 811-2677).
17 Response is incorporated by reference to Registrant's Post-Effective Amendment No. 51 on Form N-1A filed May 29, 1998. (File Nos. 2-57181 and 811-2677).
20 Response is incorporated by reference to Registrant's Post-Effective Amendment No. 56 on Form N-1A filed May 25, 2001. (File Nos. 2-57181 and 811-2677).
21 Response is incorporated by reference to Registrant's Post-Effective Amendment No. 57 on Form N-1A filed May 29, 2002. (File Nos. 2-57181 and 811-2677).
22 Response is incorporated by reference to Registrant's Post-Effective Amendment No. 58 on Form N-1A filed May 28, 2003. (File Nos. 2-57181 and 811-2677).
23 Response is incorporated by reference to Registrant's Post-Effective Amendment No. 59 on Form N-1A filed June 1, 2004. (File Nos. 2-57181 and 811-2677).
24 Response is incorporated by reference to Registrant's Registration Statement on Form N-14 filed on February 2, 2005. (File No. 333-122486).
25 Response is incorporated by reference to Registrant's Pre-Effective Amendment No. 1 on Form N-14 filed on February 3, 2005. (File No. 333-122486).

Item 17.  Undertakings.

(1) The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this Registration Statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.
(2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the Registration Statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act of 1933, each post-effective amendment shall be deemed to be a new Registration Statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.


                                SIGNATURES


    As required by the Securities Act of 1933, the Registration Statement has been signed on behalf of the Registrant, in the City of Pittsburgh, and the Commonwealth of Pennsylvania on May 20, 2005.


FEDERATED MUNICIPAL SECURITIES FUND, INC.


                                       By: /s/ George F. Magera
                                       Name: George F. Magera
                                       Title: Assistant Secretary
                                       Attorney-In-Fact for John F. Donahue
                                       May 20, 2005

                        [Signatures Continued Next Page]

    As required by the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated:

           NAME                       TITLE                      DATE

   /s/ George F. Magera     Assistant Secretary and   May 20, 2005
------------------------
George F. Magera            Attorney-In-Fact for the
                            Persons Listed Below
/s/ John F. Donahue         Chairman and Director
-------------------
John F. Donahue*

/s/ J. Christopher Donahue  President and Director
----------------------------
J. Christopher Donahue*     (Principal Executive
                            Officer)
/s/ Richard B. Fisher       Vice President
----------------------------
Richard B. Fisher*

/s/ Richard J. Thomas       Treasurer
------------------------
Richard J. Thomas*          (Principal Financial
                            Officer)
/s/ Thomas G. Bigley        Director
--------------------
Thomas G. Bigley*

/s/ John T. Conroy, Jr.     Director
-----------------------
John T. Conroy, Jr.*

/s/ Nicholas P.             Director
Constantakis
------------
Nicholas P. Constantakis*

/s/ John F. Cunningham      Director
----------------------
John F. Cunningham*

/s/ Lawrence D. Ellis, M.D. Director
---------------------------
Lawrence D. Ellis, M.D.*

/s/ Peter E. Madden         Director
-------------------
Peter E. Madden*

/s/ Charles F. Mansfield,   Director
Jr.
Charles F. Mansfield, Jr.*

/s/ John E. Murray, Jr.,    Director
J.D., S.J.D.
John E. Murray, Jr., J.D.,
S.J.D.*

/s/ Marjorie P. Smuts       Director
---------------------
Marjorie P. Smuts*

/s/ John S. Walsh           Director
-----------------
John S. Walsh*


* By Power of Attorney